UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,755,707
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	56,771
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,926,062

		$10,738,540

Education — 25.9%
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	$760	$894,163
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,120,962
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	873,632
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	325,482
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	454,823
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	210	232,898
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	135	148,447
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	271,738
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,322,400
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,467,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,396,027
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,091,900
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,186,700
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,036,177
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,348,254
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	285,100
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,889,975

		$57,345,978

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$3,560	$3,739,032

		$3,739,032

Escrowed/Prerefunded — 0.8%
Madison County Industrial Development Agency, (Colgate University), Prerefunded to 7/1/13, 5.00%, 7/1/33	$1,630	$1,708,648

		$1,708,648

General Obligations — 8.8%
Arlington Central School District, 4.00%, 12/15/29	$2,360	$2,529,967
Arlington Central School District, 4.00%, 12/15/30	2,330	2,478,584
Long Beach City School District, 4.50%, 5/1/26	4,715	5,276,179
New York, 5.00%, 2/15/34(1)	7,250	8,241,438
Peekskill, 5.00%, 6/1/35	465	510,738
Peekskill, 5.00%, 6/1/36	490	536,535

		$19,573,441

Hospital — 5.8%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$674,734
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	893,464
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,272,845

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	$2,055	$2,196,507
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,741,731

		$12,779,281

Housing — 1.2%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,638,000

		$2,638,000

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$561,840
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,681,186

		$2,243,026

Insured-Education — 20.8%
Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,000	$4,117,200
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	3,280	3,405,755
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	925	1,076,450
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,033,815
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,692,452
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,677,254
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,598,627
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,958,125
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,245,195
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,082,903
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,880,534
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,297,680

		$46,065,990

Insured-Electric Utilities — 6.1%
Long Island Power Authority Electric System Revenue, (BHAC), 5.75%, 4/1/33(2)	$5,000	$5,935,750
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,505,105

		$13,440,855

Insured-General Obligations — 9.3%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,698,261
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,833,178
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	239,666
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	237,492
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	235,618
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	233,212
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	281,938
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	193,053
Freeport, (AGC), 5.00%, 10/15/20	185	223,972
Freeport, (AGC), 5.00%, 10/15/21	195	233,977
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,036,482
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,238,527
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	905,731
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	947,832
New York, (AGM), 5.00%, 4/1/22	2,250	2,535,862
Oneida County, (AGC), 4.00%, 4/15/22	645	713,338
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	908,339
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	945,689
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	1,030,831
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,076,027
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,751,480

		$20,500,505

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 8.0%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,670,650
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,706,371
New York Dormitory Authority, (New York and Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,000	10,394,000

		$17,771,021

Insured-Housing — 1.1%
New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,485,501

		$2,485,501

Insured-Other Revenue — 6.2%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,203,761
New York Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,930	6,938,663
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,578,363

		$13,720,787

Insured-Solid Waste — 2.0%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,202,117
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	807,058
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,458,460

		$4,467,635

Insured-Special Tax Revenue — 13.3%
Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,550	$14,775,234
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,415	2,582,408
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,175	2,756,465
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	698,070
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,255,000
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,675	1,903,912
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	928,871
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32(2)	4,185	4,563,324

		$29,463,284

Insured-Transportation — 8.2%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,256,544
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,991,650

		$18,248,194

Insured-Water and Sewer — 3.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$356,076
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,468,926
New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34	360	361,544
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,552,231

		$6,738,777

Other Revenue — 6.8%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,867,941
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,913,107
New York Liberty Development Corp., (7 World Trade Center Project), 5.00%, 9/15/40	6,500	7,282,340

		$15,063,388

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 10.6%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	$10,000	$11,202,600
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	1,000	1,177,940
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,548,840
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,694,655
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	1,765	1,929,074

		$23,553,109

Transportation — 13.4%
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	$3,430	$3,858,030
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,705,600
Nassau County Bridge Authority, 5.00%, 10/1/40	300	324,957
New York Thruway Authority, 5.00%, 4/1/26	2,370	2,756,784
New York Thruway Authority, 5.00%, 1/1/37(4)	8,755	9,590,314
New York Thruway Authority, 5.00%, 1/1/42(4)	275	298,947
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,197,800

		$29,732,432

Water and Sewer — 1.2%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$886,649
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	576,435
New York City Municipal Water Finance Authority, 5.00%, 6/15/34	1,000	1,141,030

		$2,604,114

Total Tax-Exempt Investments — 160.0% (identified cost $325,995,603)		$354,621,538

Other Assets, Less Liabilities — (60.0)%		$(132,915,220)

Net Assets — 100.0%		$221,706,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 48.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 16.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $427,940.

(4)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	75 U.S. 30-Year Treasury Bond	Short	$(11,043,613)	$(11,097,657)	$(54,044)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $54,044.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$192,520,848

Gross unrealized appreciation	$28,343,062
Gross unrealized depreciation	(1,072,372)

Net unrealized appreciation	$27,270,690

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$354,621,538	$—	$354,621,538
Total Investments	$—	$354,621,538	$—	$354,621,538

Liability Description
Futures Contracts	$(54,044)	$—	$—	$(54,044)
Total	$(54,044)	$—	$—	$(54,044)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2012